Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	DRAGANFLY INC.
Entity Central Index Key	0001786286
Entity Address, Address Line One	2108 St. George Avenue
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7M OK7